SUPPLEMENT TO FIDELITY'S BROADLY DIVERSIFIED

INTERNATIONAL EQUITY FUNDS

FIDELITY INTERNATIONAL GROWTH & INCOME FUND,

FIDELITY DIVERSIFIED INTERNATIONAL FUND,

FIDELITY INTERNATIONAL VALUE FUND,

FIDELITY OVERSEAS FUND AND FIDELITY WORLDWIDE FUND

FUNDS OF FIDELITY INVESTMENT TRUST

DECEMBER 30, 1998

STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "EXPOSURE TO FOREIGN MARKETS" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 8.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository or foreign subcustodian. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000. As a result, some foreign markets, brokers, banks or securities depositories could experience at least temporary disruptions, which could result in difficulty buying and selling securities in certain foreign markets and pricing foreign investments, and foreign issuers could fail to pay timely dividends, interest or principal. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions and custodial costs, are generally higher than with U.S. investments.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 49.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc.(1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Investment Trust, is Mr. Johnson's daughter.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 49.

ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Investment Trust (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp.(1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity Funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE "COMPENSATION TABLE" FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 52.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended October 31, 1998 or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM
A                             Edward C. Johnson 3d**  Abigail       J. Gary Burkhead**  Ralph F. Cox  Phyllis Burke Davis
FUND                                                  P. Johnson**

International Growth &
IncomeB                        $ 0                     $ 0           $ 0                 $ 363         $ 360

Diversified InternationalB     $ 0                     $ 0           $ 0                 $ 432         $ 429

International ValueB           $ 0                     $ 0           $ 0                 $ 658         $ 654

OverseasB,C,D                  $ 0                     $ 0           $ 0                 $ 1,417       $ 1,408

WorldwideB                     $ 0                     $ 0           $ 0                 $ 164         $ 162

TOTAL COMPENSATION FROM THE    $ 0                     $ 0           $ 0                 $ 214,500     $ 210,000
FUND COMPLEX*,A



AGGREGATE COMPENSATION
FROM A                     Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter  S. Lynch**  William O. McCoy ****
FUND

International Growth &
IncomeB                    $ 365                $ 363             $ 369           $ 0                $ 365

Diversified InternationalB $ 435                $ 432             $ 440           $ 0                $ 435

International ValueB       $ 664                $ 658             $ 673           $ 0                $ 664

OverseasB,C,D              $ 1,428              $ 1,418           $ 1,445         $ 0                $ 1,428

WorldwideB                 $ 165                $ 164             $ 167           $ 0                $ 165

TOTAL COMPENSATION FROM
THE                        $ 176,000            $ 211,500         $ 211,500       $ 0                $ 214,500
FUND COMPLEX*,A



AGGREGATE COMPENSATION FROM A   Gerald  C. McDonough  Marvin  L.  Mann  Robert C. Pozen**  Thomas  R. Williams
FUND

International Growth & IncomeB  $ 450                 $ 360             $ 0                $ 365

Diversified InternationalB      $ 535                 $ 429             $ 0                $ 435

International ValueB            $ 816                 $ 655             $ 0                $ 663

OverseasB,C,D                   $ 1,757               $ 1,408           $ 0                $ 1,427

WorldwideB                      $ 203                 $ 163             $ 0                $ 165

TOTAL COMPENSATION FROM THE     $ 264,500             $ 214,500         $ 0                $ 214,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was appointed to the Board of Trustees of Fidelity
Investment Trust effective March 1, 1997.

**** Mr. McCoy was appointed to the Board of Trustees Fidelity
Investment Trust effective January 1, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $643; Phyllis Burke Davis, $643; Robert M. Gates, $643; E. Bradley Jones, $643; Donald J. Kirk, $643; William O. McCoy, $643; Gerald C. McDonough, $751; Marvin L. Mann, $643; and Thomas R. Williams, $643.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
Ralph F. Cox, $546, Overseas Fund; Marvin L. Mann, $546, Overseas Fund; William O. McCoy, $449, Overseas Fund; and Thomas R. Williams, $546, Overseas Fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE
HEADING "AUDITOR"    IN THE     "DESCRIPTION OF THE TRUST" SECTION
   ON P    AGE 59:

AUDITOR. PricewaterhouseCoopers LLP, 160 Federal Street, Boston,
Massachusetts, serves as independent accountant for    Fidelity
International Growth & Income Fund, Fidelity International Value Fund, and Fidelity Overseas Fund. The auditor examines financial statements
for the funds and provides other audit, tax, and related ser    vices.

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts,
served as independent accountant for    eac    h f   und for the most
recent fiscal period. The auditor examined financial statements for
the funds and provided other audit, tax, and related ser    vices.

   Effective February 18, 1999, Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, serves as independent accountant for Fidelity Diversified International Fund and Fidelity Worldwide Fund for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.